                             PACIFIC CAPITAL FUNDS

                              New Asia Growth Fund

                     Supplement dated August 6, 1997 to the
                Retail Class Prospectus dated November 29, 1996

        The following information supplements "The Adviser" in the Retail Class Prospectus.

         Effective immediately, Bancorp Hawaii, Inc., a bank holding company that is the parent of the Fund's adviser has changed its name to Pacific Century Financial Corporation. Hawaiian Trust Company, Limited, the adviser to the Fund, is a wholly-owned subsidiary of Pacific Century Financial Corporation. Effective September 30, 1997, the adviser will change its name to Pacific Century Trust and will become a division, rather than a wholly-owned subsidiary, of Pacific Century Financial Corporation. These changes will not have any effect on the control or management of the adviser or its parent.

        The following information supplements "Management, Advisory and Other Service Arrangements--The Sub-Adviser" in the Retail Class Prospectus:

         Credit Lyonnais International Asset Management (HK) Limited ("Credit Lyonnais HK"), the Sub-Adviser to the Fund, has been acquired by Nicholas-Applegate Capital Management (Hong Kong) LLC ("Nicholas-Applegate"), effective August 1, 1997. A new sub-advisory agreement between Pacific Century Trust (formerly Hawaiian Trust Company, Limited) and Nicholas-Applegate has been in effect since that date.

        Nicholas-Applegate, a California limited liability company, is located at Room 604-6, Three Exchange Square, 8 Connaught Place, Central, Hong Kong, and is part of an investment management organization which together manage in excess of $30 billion through a variety of investment products and services. Nicholas-Applegate is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940.

        Under the New Sub-Advisory Agreement, Pacific Century Trust will pay Nicholas-Applegate a fee for its services equal to 0.50% of the Fund's average daily net assets, computed daily and payable quarterly. The fee paid by Pacific Century Trust to Nicholas-Applegate will represent a portion of the 0.90% investment advisory fee paid to Pacific Century Trust. These fees are unchanged from those previously paid to Credit Lyonnais HK.

     All investment decisions of Nicholas-Applegate with respect to New Asia Growth Fund will be made by a committee, and no person will be primarily responsible for making recommendations to the committee.

        All investment decisions of Nicholas-Applegate with respect to the Fund will be made by a committee, and no person will be primarily responsible for making recommendations to the committee.

                             PACIFIC CAPITAL FUNDS

                             GROWTH AND INCOME FUND
                               GROWTH STOCK FUND
                                 BALANCED FUND

                     Supplement dated August 6, 1997 to the
                Retail Class Prospectus dated November 29, 1996

     The following information supplements "The Adviser" in the Retail Class Prospectus.

     Effective immediately, Bancorp Hawaii, Inc., a bank holding company that is the parent of the Fund's adviser has changed its name to Pacific Century Financial Corporation. Hawaiian Trust Company, Limited, the adviser to the Fund, is a wholly-owned subsidiary of Pacific Century Financial Corporation. Effective September 30, 1997, the adviser will change its name to Pacific Century Trust and will become a division, rather than a wholly-owned subsidiary, of Pacific Century Financial Corporation. These changes will not have any effect on the control or management of the adviser or its parent.

                             PACIFIC CAPITAL FUNDS

                         U.S. TREASURY SECURITIES FUND
                SHORT INTERMEDIATE U.S. TREASURY SECURITIES FUND
                         DIVERSIFIED FIXED INCOME FUND
                            TAX-FREE SECURITIES FUND
                  TAX-FREE SHORT INTERMEDIATE SECURITIES FUND

                     Supplement dated August 6, 1997 to the
                Retail Class Prospectus dated November 29, 1996

     The following information supplements "The Adviser" in the Retail Class Prospectus.

     Effective immediately, Bancorp Hawaii, Inc., a bank holding company that is the parent of the Fund's adviser has changed its name to Pacific Century Financial Corporation. Hawaiian Trust Company, Limited, the adviser to the Fund, is a wholly-owned subsidiary of Pacific Century Financial Corporation. Effective September 30, 1997, the adviser will change its name to Pacific Century Trust and will become a division, rather than a wholly-owned subsidiary, of Pacific Century Financial Corporation. These changes will not have any effect on the control or management of the adviser or its parent.

                             PACIFIC CAPITAL FUNDS

BALANCED FUND                       SHORT INTERMEDIATE U.S. TREASURY
DIVERSIFIED FIXED INCOME FUND         SECURITIES FUND
GROWTH AND INCOME FUND              TAX-FREE SECURITIES FUND
GROWTH STOCK FUND                   TAX-FREE SHORT INTERMEDIATE SECURITIES FUND
NEW ASIA GROWTH FUND                U.S. TREASURY SECURITIES FUND

                     Supplement dated August 6, 1997 to the
             Institutional Class Prospectus dated November 29, 1996

     The following information supplements "The Adviser" in the Institutional Class Prospectus.

     Effective immediately, Bancorp Hawaii, Inc., a bank holding company that is the parent of the Funds' adviser has changed its name to Pacific Century Financial Corporation. Hawaiian Trust Company, Limited, the adviser to the Funds, is a wholly-owned subsidiary of Pacific Century Financial Corporation. Effective September 30, 1997, the adviser will change its name to Pacific Century Trust and will become a division, rather than a wholly-owned subsidiary, of Pacific Century Financial Corporation. These changes will not have any effect on the control or management of the adviser or its parent.

     The following information supplements "Management, Advisory and Other Service Arrangements--The Sub-Adviser" in the Institutional Class Prospectus.

         Credit Lyonnais International Asset Management (HK) Limited ("Credit Lyonnais HK"), the Sub-Adviser to New Asia Growth Fund, has been acquired by Nicholas-Applegate Capital Management (Hong Kong) LLC ("Nicholas-Applegate"), effective August 1, 1997. A new sub-advisory agreement between Pacific Century Trust (formerly Hawaiian Trust Company, Limited) and Nicholas-Applegate has been in effect since that date.

     Nicholas-Applegate, a California limited liability company, is located at Room 604-6, Three Exchange Square, 8 Connaught Place, Central, Hong Kong, and is part of an investment management organization which together manage in excess of $30 billion through a variety of investment products and services. Nicholas-Applegate is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940.

        Under the New Sub-Advisory Agreement, Pacific Century Trust will pay Nicholas-Applegate a fee for its services equal to 0.50% of New Asia Growth Fund's average daily net assets, computed daily and payable quarterly. The fee paid by Pacific Century Trust to Nicholas-Applegate will represent a portion of the 0.90% investment advisory fee paid to Pacific Century Trust. These fees are unchanged from those previously paid to Credit Lyonnais HK.

     All investment decisions of Nicholas-Applegate with respect to New Asia Growth Fund will be made by a committee, and no person will be primarily responsible for making recommendations to the committee.